UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d)

OF THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from:

6/01/2024 to 11/30/2024 for the 2023-A Bonds

Commission File Number	Registrant; State of Incorporation; Address; and Telephone Number	IRS Employer Identification No.
333-249674-01	SCE Recovery Funding LLC Delaware 2244 Walnut Grove Ave, Rosemead, CA 91770 (P.O. Box 5407) (626) 302-7255	85-3002154

1-2313	SOUTHERN CALIFORNIA EDISON COMPANY (Depositor and Sponsor) California 2244 Walnut Grove Ave, Rosemead, CA 91770 (P.O. Box 800) (626) 302-1212	95-1240335

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(if Section 12(b))
Senior Secured Recovery Bonds, Series 2023-A	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART 1 - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1. The record date for distributions described in Exhibit 99.1 is December 14, 2024.

Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus dated April 19, 2023, of SCE Recovery Funding LLC (Issuing Entity) relating to the Senior Secured Bonds, Series 2023-A (the “Bonds”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933 on April 21, 2023.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the December 15, 2024 distribution date.

The following Items have been omitted pursuant to General Instruction C of Form 10-D:

•	Item 1 A. Asset-Level Information.

•	Item 1 B. Asset Representations Reviewer and Investor Communication.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sale of Securities and Use of Proceeds.

None.

The following Items have been omitted pursuant to General Instruction C of Form 10-D:

•	Item 4. Defaults Upon Senior Securities.

•	Item 5. [Reserved].

•	Item 6. Significant Obligors of Pool Assets.

•	Item 7. Change in Sponsor Interest in the Securities.

•	Item 8. Significant Enhancement Provider Information.

Item 9. Other Information.

None.

Item 10. Exhibits

(a)	The Following is a list of documents filed as part of this Report on Form 10-D.

Exhibits filed here within are designated by an asterisk (*). All exhibits not so designated are incorporated by reference to a prior filing, as indicated.

Exhibit No.	Description

3.1	Certificate of Formation of SCE Recovery Funding LLC (incorporated by reference to Exhibit 3.1 included as an exhibit to the Issuing Entity’s Form SF-1, filed on March 15, 2023)

3.2	Amended and Restated Limited Liability Company Agreement of SCE Recovery Funding LLC (incorporated by reference to Exhibit 3.2 included as an exhibit to the Issuing Entity’s Form SF-1, filed on March 15, 2023)

4.1	Indenture between SCE Recovery Funding LLC and the Trustee (including forms of the senior secured recovery bonds), dated April 27, 2023 (incorporated by reference to Exhibit 4.1 included as an exhibit to the Issuing Entity’s Form 8-K filed April 28, 2023)

10.1	Recovery Property Servicing Agreement between SCE Recovery Funding LLC and Southern California Edison Company, as Servicer, dated April 27, 2023 (incorporated by reference to Exhibit 10.1 included as an exhibit to the Issuing Entity’s Form 8-K filed April 28, 2023)

10.2	Recovery Property Purchase and Sale Agreement between SCE Recovery Funding LLC and Southern California Edison Company, as Seller, dated as of April 27, 2023 (incorporated by reference to Exhibit 10.2 included as an exhibit to the Issuing Entity’s Form 8-K filed April 28, 2023)

10.3	Administration Agreement between SCE Recovery Funding LLC and Southern California Edison Company, as Administrator, dated April 27, 2023 (incorporated by reference to Exhibit 10.3 included as an exhibit to the Issuing Entity’s Form 8-K filed April 28, 2023)

10.4	Intercreditor Agreement between SCE Recovery Funding LLC, Southern California Edison Company, The Bank of New York Mellon Trust Company, N.A. and the Indenture Trustee, dated as of April 27, 2023 (incorporated by reference to Exhibit 10.4 included as an exhibit to the Issuing Entity’s Form 8-K filed April 28, 2023)

99.1	Semi-Annual Servicer’s Certificate related to the 2023-A Bonds, dated as of December 6, 2024*

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229 601) as listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: December 20, 2024	SCE Recovery Funding LLC (Issuing Entity)

By: Southern California Edison Company, as Servicer

/s/ Brendan Bond
Brendan Bond
Vice President & Treasurer

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